Capital Management (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Net Debt And Corresponding Gearing Ratios [Abstract]
Summary Of Net Debt And Corresponding Gearing Ratios
The net debt and corresponding gearing ratios as of September 30, 2020 and December 31, 2019 were as follows:

	September 30, 2020	December 31, 2019
Borrowings and lease liabilities	511,981	637,484
Debentures	338,693	835,230

Total debt	850,674	1,472,714
Cash	(642,491)	(109,922)
Securities purchased under agreements to resell	—	(654,057)
Certificate deposits (Securities)	(105,204)	(123,817)

Net debt	102,979	584,918

Total equity	8,669,470	7,153,396

Total capital	8,772,449	7,738,313

Gearing ratio %	1.17%	7.56%

The net debt and corresponding gearing ratios at December 31, 2019 and 2018 were as follows:

	2019	2018
Borrowings and lease liabilities	637,484	469,609
Debentures	835,230	406,538

Total debt	1,472,714	876,147
Cash	(109,922)	(68,407)
Securities purchased under agreements to resell	(654,057)	(488,809)
Certificate deposits (Securities)	(123,817)	(69,647)

Net debt	584,918	249,284

Total equity	7,153,396	2,084,777

Total capital	7,738,313	2,334,061

Gearing ratio %	7,56%	10,68%